Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 2,889,351	$ 2,782,880
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	257,213	244,363
Provision for loan losses	319,565	471,292
Gain on the sale of foreclosed assets	(65,786)	(95,394)
Write-downs on foreclosed assets		19,430
Gain on the sale of government guaranteed loans	(229,130)
Gain on the sale of investments	(9,206)	(700)
Stock-based compensation		21,454
(Gain) loss on disposal of property and equipment	452	(1,075)
Deferred income taxes	(25,498)	276,492
Amortization of premiums on securities, net of accretion of discounts	40	421
Changes in assets and liabilities:
Accrued income	13,056	(16,484)
Increase in cash surrender value of life insurance	(163,982)	(158,907)
Other assets	(82,189)	741,640
Accrued interest payable	(12,243)	(49,561)
Other liabilities	545,516	219,464
Net cash provided by operating activities	3,437,159	4,455,315
Cash flows from investing activities
Net increase in interest-bearing deposits with banks	(1,985,187)	(1,608,682)
Net increase in federal funds sold	(601,053)	(752)
Purchases of investment securities	(2,081,221)	(3,053,658)
Maturities of investment securities	1,009,520	2,007,592
Purchases of restricted equity securities	(275)	(2,170)
Redemption of restricted equity securities	61,800	73,600
Net (increase) decrease in loans	(6,697,105)	851,124
Proceeds from the sale of investments	63,937	45,522
Proceeds from the sale of foreclosed assets	603,490	690,783
Proceeds from sale of property and equipment	100	1,075
Purchases of property and equipment	(154,242)	(218,800)
Purchases of Bank Owned Life Insurance		(1,750,000)
Net cash used in investing activities	(9,780,236)	(2,964,366)
Cash flows from financing activities
Net increase in deposits	7,977,924	3,884,661
Maturities of long-term debt		(350,000)
Dividends paid on preferred stock	(183,296)	(183,550)
Dividends paid on common stock		(1,168,245)
Common stock options exercised		30,111
Net cash provided by financing activities	7,794,628	2,212,977
Net increase in cash and due from banks	1,451,551	3,703,926
Cash and due from banks, beginning	5,973,042	2,269,116
Cash and due from banks, ending	7,424,593	5,973,042
Supplemental disclosures
Interest paid	1,517,487	1,720,699
Income taxes paid	1,819,472	918,821
Loans transferred to foreclosed properties	46,280	546,225
Cash dividends declared but not paid	$ 790,259	$ 46,106